Document and Entity Information	6 Months Ended
Dec. 31, 2020
Document and Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	Q2
Entity Registrant Name	DIAGEO PLC
Entity Central Index Key	0000835403
Current Fiscal Year End Date	--06-30